Borrowings (Details 4) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [line items]
Fixed rate borrowings	$ 36,414,033	$ 30,972,155
Floating rate borrowings	2,665,523	2,637,346
Total borrowings	39,079,556	33,609,501
Financial leasing		21,730
Total Borrowings amount	39,079,556	33,631,231	$ 34,838,174	$ 13,714,485
ARS [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate borrowings	1,357,174	214,310
Floating rate borrowings	517,241	498,800
USD [Member]
Disclosure of detailed information about borrowings [line items]
Fixed rate borrowings	35,056,859	30,757,845
Floating rate borrowings	$ 2,148,282	$ 2,138,546